Auditor's remuneration and Research and development expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total	$ 16.1	$ 13.2	$ 15.5
Research and development expenditures	311.0	308.0	291.0
Ernst and Young [Member]
Disclosure of operating segments [line items]
Audit fee	14.9	11.4	14.4
Audit related fee	1.2	1.8	1.1
Tax fee	0.0	0.0	0.0
Other service fee	0.0	0.0	0.0
Statoil operated licences [Member]
Disclosure of operating segments [line items]
The audit fees and audit related fees	$ 0.5	$ 0.6	$ 0.5